Bank Loans and issuance of Debt Securities - Additional Information (Detail) - MXN ($)	1 Months Ended		12 Months Ended
	Oct. 31, 2021	May 31, 2021	Dec. 31, 2021
Disclosure of detailed information about borrowings [Line Items]
Expenses recognized related to emissions	$ 14,642,000	$ 14,642,000
Restriction in sale or transfer of assets maximum			$ 1,000,000
Unsecured Debt GAP-16 [Member] | TIIE Rate Plus 49 Basis Point [Member]
Disclosure of detailed information about borrowings [Line Items]
Maturity date			Jul. 02, 2021
Master Development Programs (MDP) [Member]
Disclosure of detailed information about borrowings [Line Items]
Capital investments	$ 1,500,000,000	$ 4,498,591,000